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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21753
                                  ----------------------------------------------

                         Church Capital Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 301 Oxford Valley Road, Suite 801B       Yardley, Pennsylvania         19067
--------------------------------------------------------------------------------
      (Address of principal executive offices)                       (Zip code)

                                Gregory A. Church

  Church Capital Management, LLC   301 Oxford Valley Road   Yardley, PA 19067
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (215) 321-1900
                                                     ---------------------------

Date of fiscal year end:        November 30, 2008
                          ------------------------------------

Date of reporting period:       August 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================
     SHARES    COMMON STOCKS -- 100.1%                               VALUE
--------------------------------------------------------------------------------
               AIR FREIGHT & LOGISTICS -- 1.4%
      5,000    United Parcel Service, Inc. - Class B             $     320,600
                                                                 -------------

               BEVERAGES -- 2.2%
      7,000    Diageo PLC - ADR                                        520,800
                                                                 -------------

               BIOTECHNOLOGY -- 3.0%
      9,000    Genzyme Corp.(a)                                        704,700
                                                                 -------------

               CAPITAL MARKETS -- 5.6%
      5,000    Goldman Sachs Group, Inc. (The)                         819,850
     12,000    Morgan Stanley                                          489,960
                                                                 -------------
                                                                     1,309,810
                                                                 -------------
               CHEMICALS -- 1.2%
     10,000    Cabot Corp.                                             276,700
                                                                 -------------

               COMMUNICATIONS EQUIPMENT -- 6.2%
     48,000    Cisco Systems, Inc.(a)                                1,154,400
     15,000    Corning, Inc.                                           308,100
                                                                 -------------
                                                                     1,462,500
                                                                 -------------
               COMPUTERS & PERIPHERALS -- 5.9%
     60,000    EMC Corp.(a)                                            916,800
     10,000    Hewlett-Packard Co.                                     469,200
                                                                 -------------
                                                                     1,386,000
                                                                 -------------
               CONTAINERS & PACKAGING -- 2.8%
     27,000    Sealed Air Corp.                                        654,210
                                                                 -------------

               DIVERSIFIED FINANCIAL SERVICES -- 5.4%
     35,000    Bank of America Corp.                                 1,089,900
     10,000    Citigroup, Inc.                                         189,900
                                                                 -------------
                                                                     1,279,800
                                                                 -------------
               ELECTRIC UTILITIES -- 3.7%
     20,000    Progress Energy, Inc.                                   873,600
                                                                 -------------

               ENERGY EQUIPMENT & SERVICES -- 6.7%
      3,500    Baker Hughes, Inc.                                      280,035
     20,000    Nabors Industries Ltd.(a)                               712,600
     15,000    Weatherford International Ltd.(a)                       578,700
                                                                 -------------
                                                                     1,571,335
                                                                 -------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS -- 100.1% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
               FOOD PRODUCTS -- 2.6%
     24,000    Archer-Daniels-Midland Co.                        $     611,040
                                                                 -------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 6.0%
     12,000    Baxter International, Inc.                              813,120
     11,000    Covidien Ltd.                                           594,770
                                                                 -------------
                                                                     1,407,890
                                                                 -------------
               HOTELS, RESTAURANTS & LEISURE -- 2.7%
     20,000    Boyd Gaming Corp.                                       243,800
     15,000    CBRL Group, Inc.                                        387,600
                                                                 -------------
                                                                       631,400
                                                                 -------------
               HOUSEHOLD PRODUCTS -- 4.4%
     15,000    Procter & Gamble Co. (The)                            1,046,550
                                                                 -------------

               INDUSTRIAL CONGLOMERATES -- 3.6%
     30,000    General Electric Co.                                    843,000
                                                                 -------------

               INSURANCE -- 4.5%
     10,000    Hartford Financial Services Group, Inc.                 630,800
      6,000    Prudential Financial, Inc.                              442,260
                                                                 -------------
                                                                     1,073,060
                                                                 -------------
               MEDIA -- 4.2%
     60,000    Time Warner, Inc.                                       982,200
                                                                 -------------

               METALS & MINING -- 7.5%
     14,000    Alcoa, Inc.                                             449,820
     17,500    Barrick Gold Corp.                                      607,775
     16,000    Newmont Mining Corp.                                    721,600
                                                                 -------------
                                                                     1,779,195
                                                                 -------------
               MUTI-LINE RETAIL -- 1.9%
     21,000    Macy's, Inc.                                            437,220
                                                                 -------------

               OIL, GAS & CONSUMABLE FUELS -- 10.9%
     14,000    Cimarex Energy Co.                                      777,560
     12,500    Royal Dutch Shell PLC - Class A - ADR                   869,000
     50,000    Tesoro Corp.                                            927,500
                                                                 -------------
                                                                     2,574,060
                                                                 -------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.8%
     17,500    Texas Instruments, Inc.                                 428,925
                                                                 -------------

               SOFTWARE -- 4.3%
     21,000    Electronic Arts, Inc.(a)                              1,025,010
                                                                 -------------

CHURCH CAPITAL VALUE TRUST
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
     SHARES    COMMON STOCKS -- 100.1% (CONTINUED)                   VALUE
--------------------------------------------------------------------------------
               SPECIALTY RETAIL -- 1.6%
     15,000    Lowe's Cos., Inc.                                 $     369,600
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $25,500,136)            $  23,569,205
                                                                 -------------

================================================================================
     SHARES    MONEY MARKET FUNDS -- 0.1%                            VALUE
--------------------------------------------------------------------------------
     30,716    AIM Liquid Assets Portfolio (The), 2.539%(b)
                 (Cost $30,716)                                  $      30,716
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE -- 100.2%
                 (Cost $25,530,852)                              $  23,599,921

               LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%)         (41,899)
                                                                 -------------

               NET ASSETS -- 100.0%                              $  23,558,022
                                                                 =============

(a)  Non-income producing security.
(b) Variable rate security. The rate shown is the effective 7-day yield at August 31, 2008.
ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

CHURCH CAPITAL VALUE TRUST
NOTES TO SCHEDULE OF INVESTMENTS
AUGUST 31, 2008 (UNAUDITED)
================================================================================

1.   SECURITIES VALUATION

The Church Capital Value Trust (the "Fund") values its portfolio securities as of the end of the regular session of trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time) on each day the Exchange is open for business. Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the investment adviser determines that the market quotation does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the investment adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Board") of the Church Capital Investment Trust. Short-term investments (those with maturities of 60 days or less) are valued at amortized cost, which the Board has determined best represents fair value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

o    Level 1 - quoted prices in active markets for identical securities
o    Level 2 - other significant observable inputs
o    Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, all of the inputs used to value the Fund's investments were Level 1.


2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.


3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2008:

                                               CHURCH CAPITAL
                                                 VALUE TRUST
                                               --------------

     Cost of portfolio investments             $   25,543,821
                                               ==============

     Gross unrealized appreciation             $    1,232,223
     Gross unrealized depreciation                 (3,176,123)
                                               --------------

     Net unrealized depreciation               $   (1,943,900)
                                               ==============


The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Church Capital Investment Trust
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Gregory A. Church
                          ------------------------------------------------------
                             Gregory A. Church, President

Date          October 1, 2008
      ------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Gregory A. Church
                           -----------------------------------------------------
                             Gregory A. Church, President

Date          October 1, 2008
      ------------------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------
                             Mark J. Seger, Treasurer

Date          October 1, 2008
      ------------------------------------------



* Print the name and title of each signing officer under his or her signature.